Shareholder Report, Line Graph (Details) - USD ($)										12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2025
Putnam ESG Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Putnam ESG Core Bond ETF (NAV)
Accumulated Value	$ 10,450	$ 10,448	$ 10,417	$ 9,902	$ 10,189	$ 9,390	$ 9,866	$ 10,004	$ 10,000	$ 10,713
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,391	$ 10,398	$ 10,373	$ 9,874	$ 10,181	$ 9,406	$ 9,869	$ 10,021	$ 10,000	$ 10,666